1
Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments — January 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 88.0%
Aerospace and Defense  — 4.5%
42,500 Aerojet Rocketdyne Holdings Inc.† ............ $ 2,376,600
20,000 Kaman Corp. ............................................ 504,400
1,200 L3Harris Technologies Inc. ....................... 257,784
3,138,784
Automotive: Parts and Accessories  — 0.2%
20,000 Iveco Group NV† ...................................... 163,203
Broadcasting  — 1.5%
10,000 Sinclair Broadcast Group Inc., Cl. A ........... 206,300
42,000 TEGNA Inc. .............................................. 837,060
1,043,360
Building and Construction  — 5.7%
5,700 Carrier Global Corp. .................................. 259,521
20,900 Griffon Corp. ............................................ 854,392
10,000 Horizon Global Corp.† .............................. 17,400
2,900 Lennar Corp., Cl. B ................................... 250,444
11,510 Nobility Homes Inc. .................................. 279,118
7,500 Skyline Champion Corp.† ......................... 442,125
10,000 Vulcan Materials Co. ................................. 1,833,300
3,936,300
Business Services  — 2.3%
12,500 Biffa plc ................................................... 63,184
230,000 Clear Channel Outdoor Holdings Inc.† ....... 439,300
75,000 Dawson Geophysical Co.† ........................ 114,000
6,000 Evo Payments Inc., Cl. A† ......................... 203,220
2,000 eWork Group AB ...................................... 23,638
12,000 IAA Inc.† .................................................. 500,760
20,000 Paya Holdings Inc.† .................................. 194,400
1,500 Rentokil Initial plc, ADR ............................ 45,630
1,584,132
Cable and Satellite  — 5.2%
26,000 DISH Network Corp., Cl. A† ...................... 374,140
3,500 Liberty Broadband Corp., Cl. A† ................ 313,670
3,500 Liberty Broadband Corp., Cl. C† ................ 314,230
40,000 Liberty Global plc, Cl. A† .......................... 867,600
3,000 Liberty Media Corp.- Liberty Formula One,
Cl. A† ................................................... 191,040
3,000 Liberty Media Corp.- Liberty Formula One,
Cl. C† ................................................... 212,400
45,000 Shaw Communications Inc., New York,
Cl. B ..................................................... 1,339,200
3,612,280
Communications Equipment  — 0.3%
7,000 Digi International Inc.† ............................. 237,930
Computer Software and Services  — 4.8%
2,500 Activision Blizzard Inc. .............................. 191,425
8,000 Black Knight Inc.† .................................... 484,720
7,000 Coupa Software Inc.† ............................... 559,440
Shares
Market
Value
4,400 Duck Creek Technologies Inc.† ................. $ 83,292
4,000 EMIS Group plc ........................................ 92,612
3,800 Fiserv Inc.† .............................................. 405,384
15,000 ForgeRock Inc., Cl. A† .............................. 297,900
1,947 Gen Digital Inc. ......................................... 44,800
13,500 KnowBe4 Inc., Cl. A† ................................ 336,015
5,000 Magnet Forensics Inc.† ............................ 165,345
6,000 Playtech plc† ............................................ 41,794
700 Rockwell Automation Inc. ......................... 197,421
15,000 Rovio Entertainment Oyj ........................... 120,021
2,500 VMware Inc., Cl. A† .................................. 306,175
3,326,344
Consumer Products  — 1.7%
4,500 Bang & Olufsen A/S† ................................ 7,741
2,000 Home24 SE† ............................................ 15,959
11,800 iRobot Corp.† ........................................... 531,000
44,900 Vivint Smart Home Inc.† ........................... 537,902
12,000 Weber Inc., Cl. A ...................................... 97,920
1,190,522
Consumer Services  — 1.0%
65,000 MoneyGram International Inc.† ................. 700,050
Containers and Packaging  — 0.2%
5,000 Ardagh Group SA† ................................... 70,250
1,200 Greif Inc., Cl. B ......................................... 98,880
169,130
Diversified Industrial  — 9.0%
7,500 Hexcel Corp. ............................................ 529,350
10,000 Maxar Technologies Inc. ........................... 516,700
143,500 Myers Industries Inc. ................................ 3,455,480
17,500 Resolute Forest Products Inc.† ................. 379,925
976,621 Steel Connect Inc.† .................................. 1,289,140
6,170,595
Electronics  — 0.1%
552 MKS Instruments Inc. ............................... 56,481
Energy and Utilities  — 11.6%
5,000 Alerion Cleanpower SpA ........................... 170,411
133,333 Alvopetro Energy Ltd. ............................... 691,442
1,000 Avangrid Inc. ............................................ 42,170
10,000 Avista Corp. ............................................. 399,000
300 DCP Midstream LP ................................... 12,612
35,000 Endesa SA ................................................ 695,178
7,087 Energy Transfer LP ................................... 94,115
1,000 Etablissements Maurel et Prom SA ........... 4,012
2,000 Evoqua Water Technologies Corp.† ........... 97,020
160,000 Gulf Coast Ultra Deep Royalty Trust ........... 6,400
3,000 KLX Energy Services Holdings Inc.† .......... 44,340
8,000 NorthWestern Corp. .................................. 454,400
15,000 PNM Resources Inc. ................................. 742,200
6,500 Portland General Electric Co. ..................... 309,270

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — January 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
27,000 Severn Trent plc ....................................... $ 937,360
75,000 South Jersey Industries Inc. ..................... 2,706,750
1,500 Southwest Gas Holdings Inc. .................... 100,395
12,000 UGI Corp. ................................................. 477,960
7,985,035
Entertainment  — 3.5%
46,000 Fox Corp., Cl. B(a) .................................... 1,458,200
22,000 Liberty Media Corp.- Liberty Braves, Cl. A† 772,860
11,600 Warner Bros Discovery Inc.† .................... 171,912
2,402,972
Financial Services  — 5.6%
16,500 Aareal Bank AG† ....................................... 581,190
800 Brookfield Asset Management Ltd., Cl. A† . 26,120
3,200 Brookfield Corp. ....................................... 119,040
17,500 Cadence Bank .......................................... 447,650
1,766 CNFinance Holdings Ltd., ADR† ................ 3,514
15,000 Cowen Inc., Cl. A ...................................... 583,200
7,500 Fanhua Inc., ADR ..................................... 58,200
10,000 First Horizon Corp. ................................... 247,300
3,000 Malvern Bancorp Inc.† .............................. 52,770
30,000 Navient Corp. ........................................... 569,100
1,500 SouthState Corp. ...................................... 119,400
8,500 Synovus Financial Corp. ........................... 356,575
2,000 The Community Financial Corp. ................ 80,720
400 Topdanmark AS ........................................ 21,559
52,500 Trean Insurance Group Inc.† ..................... 319,725
5,000 Webster Financial Corp. ............................ 263,250
3,849,313
Food and Beverage  — 1.0%
4,000 Chr. Hansen Holding A/S ........................... 294,387
4,000 Flowers Foods Inc. ................................... 110,760
12,000 GrainCorp Ltd., Cl. A ................................. 64,035
10,000 Primo Water Corp. .................................... 156,500
14,000 United Malt Group Ltd. ............................. 35,970
661,652
Health Care  — 9.6%
45,000 1Life Healthcare Inc.† ............................... 719,550
1,000 Albireo Pharma Inc.† ................................ 44,660
1,500 Amryt Pharma plc, ADR† .......................... 21,945
7,000 Apollo Endosurgery Inc.† ......................... 68,810
1,200 Bio-Rad Laboratories Inc., Cl. A† .............. 560,952
8,000 Bioventus Inc., Cl. A† ............................... 15,680
2,200 F-star Therapeutics Inc.† .......................... 9,042
7,000 Grifols SA, ADR† ...................................... 63,770
6,300 Horizon Therapeutics plc† ........................ 691,236
100 ICU Medical Inc.† ..................................... 19,323
11,000 Idorsia Ltd.† ............................................ 184,194
1,000 Illumina Inc.† ........................................... 214,200
Shares
Market
Value
200 LHC Group Inc.† ...................................... $ 31,720
6,000 Meridian Bioscience Inc.† ......................... 204,000
66,000 Myovant Sciences Ltd.† ............................ 1,774,080
3,000 Opiant Pharmaceuticals Inc.† .................... 60,540
15,000 Perrigo Co. plc ......................................... 561,300
6,000 QIAGEN NV† ............................................ 294,000
500 QuidelOrtho Corp.† ................................... 42,805
7,500 Signify Health Inc., Cl. A† ......................... 213,450
4,000 TherapeuticsMD Inc.† .............................. 21,080
65,000 Viatris Inc. ............................................... 790,400
6,606,737
Hotels and Gaming  — 0.7%
5,000 Ryman Hospitality Properties Inc., REIT .... 464,450
Machinery  — 4.0%
15,000 Altra Industrial Motion Corp. ..................... 916,050
12,000 Atlas Technical Consultants Inc.† .............. 145,560
25,000 CFT SpA†(b) ............................................ 125,022
6,000 CIRCOR International Inc.† ....................... 165,900
35,000 CNH Industrial NV .................................... 614,512
30,000 CNH Industrial NV, Borsa Italiana .............. 531,600
500 Otis Worldwide Corp. ............................... 41,115
6,000 Valmet Oyj ............................................... 187,664
2,727,423
Materials  — 1.5%
7,200 Rogers Corp.† .......................................... 1,005,048
Media  — 2.2%
52,000 Telenet Group Holding NV ......................... 893,202
40,000 The E.W. Scripps Co., Cl. A† ..................... 598,000
1,491,202
Metals and Mining  — 1.1%
38,000 Alamos Gold Inc., Cl. A ............................. 419,520
4,257 Kinross Gold Corp. ................................... 19,805
15,000 Pan American Silver Corp., Toronto ........... 273,383
90,000 Sierra Metals Inc.† ................................... 31,500
744,208
Publishing  — 0.1%
2,500 Lee Enterprises Inc.† ................................ 56,875
Real Estate  — 1.6%
625 Bluerock Homes Trust Inc.† ...................... 13,506
5,000 Corem Property Group AB, Cl. B ............... 4,569
3,000 Healthcare Realty Trust Inc., REIT ............. 64,590
5,000 Indus Realty Trust Inc., REIT ..................... 320,500
20,000 STORE Capital Corp., REIT ........................ 644,200
43,000 Trinity Place Holdings Inc.† ...................... 37,012
1,084,377
Retail  — 2.1%
5,000 Albertsons Companies Inc., Cl. A .............. 106,000
65,000 Sportsman's Warehouse Holdings Inc.† .... 612,950
90,000 The Fresh Market Inc.† ............................. 0

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — January 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
1,200 Tod's SpA† .............................................. $ 46,756
29,000 Village Super Market Inc., Cl. A ................. 674,540
12,400 Yamada Holdings Co. Ltd. ......................... 44,965
1,485,211
Specialty Chemicals  — 0.3%
3,000 Mativ Holdings Inc. .................................. 82,680
15,000 SGL Carbon SE† ....................................... 129,316
800 Tronox Holdings plc .................................. 13,720
225,716
Telecommunications  — 2.0%
100 Gilat Satellite Networks Ltd.† .................... 551
200,000 Koninklijke KPN NV .................................. 682,948
7,000 Liberty Latin America Ltd., Cl. A† .............. 68,880
12,000 Liberty Latin America Ltd., Cl. C† .............. 118,200
8,000 Orange Belgium SA† ................................ 144,373
11,000 Parrot SA† ............................................... 58,358
1,000 Rogers Communications Inc., Cl. B ........... 48,650
25,000 Telesat Corp.† .......................................... 231,000
1,352,960
Transportation  — 1.6%
3,000 Atlas Air Worldwide Holdings Inc.† ........... 306,630
27,000 Atlas Corp. ............................................... 399,870
2,375 DSV A/S ................................................... 390,818
1,097,318
Wireless Communications  — 3.0%
60,000 Lumen Technologies Inc. .......................... 315,000
50,500 Millicom International Cellular SA, SDR† ... 862,705
380,321 NII Holdings Inc., Escrow† ....................... 133,112
10,000 Telephone and Data Systems Inc. .............. 133,700
25,000 United States Cellular Corp.† .................... 611,500
2,056,017
TOTAL COMMON STOCKS .................. 60,625,625
CLOSED-END FUNDS  — 0.1%
30,000 Altaba Inc., Escrow† ................................. 99,000
RIGHTS  — 0.5%
Health Care  — 0.1%
6,700 ABIOMED Inc., CVR† ................................ 11,725
45,000 Achillion Pharmaceuticals Inc., CVR† ........ 22,500
104,000 Adamas Pharmaceuticals Inc., CVR† ......... 5,200
20,000 Akouos Inc., CVR† ................................... 15,000
13,000 Ambit Biosciences Corp., CVR†(b) ............ 21,970
28,000 Epizyme Inc., CVR† .................................. 560
5,000 Flexion Therapeutics Inc., CVR† ................ 3,250
75,000 Innocoll, CVR†(b) ..................................... 0
14,000 Ipsen SA/Clementia, CVR†(b) ................... 0
11,000 Ocera Therapeutics, CVR†(b) .................... 1,870
Shares
Market
Value
39,000 Oyster Point Pharma Inc., CVR† ............... $ 5,850
2,000 Prevail Therapeutics Inc., CVR† ................ 1,000
2,000 Radius Health Inc., CVR† .......................... 160
156,000 Teva Pharmaceutical Industries Ltd., CCCP,
expire 02/20/23†(b) .............................. 0
7,000 Tobira Therapeutics Inc., CVR†(b) ............. 0
1,500 Zogenix Inc., CVR† ................................... 1,875
90,960
Metals and Mining  — 0.4%
10,000 Kinross Gold Corp., CVR† ......................... 0
400,000 Pan American Silver Corp., CVR† .............. 252,000
252,000
TOTAL RIGHTS ............................... 342,960
WARRANTS  — 0.0%
Business Services  — 0.0%
6 Internap Corp., expire 05/08/24†(b) .......... 3,912
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 11.4%
$ 7,875,000 U.S. Treasu ry Bills,
4.187% to 4.592%††,
02/23/23 to 04/27/23(c) ........................ 7,814,557
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $64,724,794) ............................... $ 68,886,054
Shares
Market
Value
SECURITIES SOLD SHORT — (0.5)%
Building and Construction — (0.1)%
1,000 Lennar Corp., Cl. A ......................... $ 102,400
Business Services — (0.2)%
2,320 Ritchie Bros Auctioneers Inc. .............. 140,290
Financial Services — (0.2)%
2,319 First Bank .................................. 31,376
4,657 Shore Bancshares Inc. ..................... 81,405
112,781
TOTAL SECURITIES SOLD SHORT
(Proceeds received $331,267)(d) ....... $ 355,471

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — January 31, 2023 (Unaudited)
(a) Securities, or a portion thereof, with a value of $22,000 were deposited with Pershing LLC.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) At January 31, 2023, $500,000 of the principal amount was pledged as collateral for securities sold short.
(d) At January 31, 2023, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt